Reconciliation of Statutory Tax Rate and Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of Effective Income Tax Rate [Line Items]
Statutory tax rate	38.30%	(41.00%)	41.00%
Non-deductible expenses	1.30%	4.20%	1.30%
Income tax credits	(1.40%)	(3.60%)	(2.00%)
Change in statutory tax rate	(1.90%)	(36.20%)	0.90%
Change in valuation allowances	22.90%	491.00%	174.50%
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	(0.70%)	(21.20%)	1.50%
Lower tax rate applied to life and non-life insurance business in Japan	(3.20%)	(7.80%)	(2.80%)
Foreign income tax differential	3.30%	6.70%	(10.50%)
Adjustments to tax accruals and reserves	(3.10%)	(15.90%)	4.50%
Effect of equity in net income (loss) of affiliated companies	0.10%	60.00%	(2.80%)
Sony Ericsson remeasurement gain		(50.60%)
Insurance recovery tax exemptions related to the Floods	(1.20%)	(5.20%)
Other	3.20%	(1.40%)	1.90%
Effective income tax rate	57.60%	379.00%	207.50%